Expense Example - Nationwide AllianzGI International Growth Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 3 Years	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Eagle Class Shares 1 Year	Eagle Class Shares 3 Years	Eagle Class Shares 5 Years	Eagle Class Shares 10 Years
USD ($)	676	914	1,171	1,904	74	256	454	1,026	99	335	589	1,318	184	288	508	1,144